Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of stock options activity
	Total Options Outstanding	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Weighted Average Fair Value at Issue
Outstanding December 31, 2019	1,661,466	9.14	3.38	2.38
Issued	1,100,000		1.44	1.13
Cancelled	(140,589)		3.30	2.54
Outstanding March 31, 2020	2,620,877	8.49	2.57	1.84
Outstanding March 31, 2020, vested and exercisable	697,960	7.12	$3.50	$2.57

	Total Options Outstanding	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Weighted Average Fair Value at Issue
Outstanding December 31, 2017	174,282	9.50	5.70	4.84
Issued	68,900	10.00	$2.80	$2.21
Outstanding December 31, 2018	243,182	8.93	$4.88	$4.09
Issued	1,452,880	10.00	3.19	2.21
Cancelled	(34,596)	8.35	5.70	4.23
Outstanding December 31, 2019	1,661,466	9.14	3.38	2.38
Outstanding December 31, 2019, vested and exercisable	488,573	8.30	$3.66	$2.73

Schedule of black scholes valuation model to determine the fair value of the options issued
March 31, 2020
Fair Value per Share	$1.44
Expected Term	5.75 years
Expected Dividend	$0
Expected Volatility	102.4%
Risk free rate	0.72%

	2019	2018
Fair Value per Share	$1.45-3.39	$2.80
Expected Term	1.46-5.75 years	6.5 years
Expected Dividend	$0	$0
Expected Volatility	97.37-101.09%	95.77%
Risk free rate	2.32-2.51%	2.79%

Schedule of stock-based compensation expense
	Three months ended March 31
	2020	2019
Research and development options expense	86,439	43,174
Total research and development expenses	86,439	43,174
General and administrative options expense	255,568	85,976
Stock issued to consultants and employees	228,626	154,854
Total general and administrative expenses	484,194	240,830
Total stock-based compensation expense	$570,633	$284,004

	Year ended December 31
	2019	2018
Research and development options expense	355,229	52,452
Total research and development expenses	355,229	52,452
General and administrative options expense	723,344	199,451
Stock granted for Performance Bonus Plan Cancellation	–	1,461,545
Stock and warrants granted in IPO	–	3,436,406
Stock issued to consultants	523,745	218,500
Total general and administrative expenses	1,247,089	5,315,902
Total stock-based compensation expense	$1,602,318	$5,368,354

Schedule of activity in warrants
	Total Warrants	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding December 31, 2019	6,669,274	4.23	$5.38	0.03
Issued	–	NA	NA	NA
Exercised	–	NA	NA	NA
Outstanding March 31, 2020	6,669,274	3.98	$5.38	0.01

	Total Warrants	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding December 31, 2017	482,555	11.20	5.51	1.38
Issued	4,547,204	5.00	5.82	0.00
Exercised	(25,000)	4.59	6.25	0.06
Outstanding December 31, 2018	5,054,759	5.07	$5.72	$0.61
Issued	2,133,750	5.00	4.06	0.00
Exercised	(519,235)	4.17	4.07	1.32
Outstanding December 31, 2019	6,669,274	4.23	$5.38	0.03